Time charter revenues and related contract balances - Consolidated contract assets, contract liabilities and refund liabilities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Lease [Member]
Beginning Balance	$ 7,517	$ 8,326
Additions	0	0
Reduction for receivables recorded	(411)	(809)
Reduction for revenue recognized from previous years		0
Repayments of refund liabilities to charterer	0	0
Ending Balance	7,106	7,517
Netting of contract asset and contract liability	(7,106)	(7,517)
Balance reflected in balance sheet	0	0
Beginning Balance	(7,517)	(8,326)
Additions		0
Reduction for revenue recognized (excluding amortization)	411	809
Reduction for revenue recognized from previous years		0
Ending Balance	(7,106)	(7,517)
Netting of contract asset and contract liability	7,106	7,517
Balance reflected in balance sheet		0
Time Charter Services [Member]
Beginning Balance	0	303
Additions	0
Reduction for receivables recorded	0	(303)
Repayments of refund liabilities to charterer	0
Ending Balance	0	0
Netting of contract asset and contract liability	0
Balance reflected in balance sheet	0
Beginning balance	(1,834)	(6,187)
Additions	(531)	(1,747)
Reduction for receivables recorded	(325)
Reduction for revenue recognized from previous years		2,772
Repayments of refund liabilities to charterer	1,101	3,328
Ending balance	(1,589)	(1,834)
Balance reflected in balance sheet	$ (1,589)	$ (1,834)